Restructuring Costs, Net (Details Textual) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Restructuring Costs, Net (Textual) [Abstract]
Severance costs	$ 0.2	$ 0.4
Lease termination and asset retirement obligation costs	0.1
Gain on sale of idle manufacturing facility		$ 0.4